Employee Remuneration (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Employee Remuneration [Abstract]
Schedule of Employee Remuneration
	2026 A$	2025 A$
Employee Benefit Expenses recognised for employee benefits are analysed below:

Salaries / contract payments for Directors and employees	3,105,313	904,217

Defined contribution superannuation expense	26,029	-

Other employee expenses	137,876	-

Less: Capitalised to exploration assets	(723,324)	-

Employee benefits expense – other	2,545,894	904,217

Movement in share based payments reserve – refer Note 11	10,934,330	394,215

Issue of shares as remuneration	57,000	687,500

Total employee benefits expense - share based payments	10,991,330	1,081,715

Total	13,537,224	1,985,932

(a) Employee benefits expense

	2025 $	2024 $
Expenses recognised for employee benefits are analysed below:

Salaries / contract payments for Directors and employees	904,217	1,139,395

Share based payments	1,081,715	666,757

Defined contribution superannuation expense	-	54,607

Other employee expenses	-	19,117

Less: Transfer to exploration assets	-	(456,093)

	1,985,932	1,423,783

Schedule of Share Based Employee Remuneration

The table below outlines the inputs used in the Black Scholes fair value calculation for the options:

Range of values

Exercise price	Nil

Right life	3.3 years

Underlying share price	$0.011

Expected share price volatility	100%

Risk free interest rate	3.76%

Weighted average fair value per right	$0.011

Weighted average contractual life	3.3 years

Schedule of Unvested Performance Rights

Details of rights issued to KMP and employees are provided in the table below. All unvested Performance Rights will lapse within 3 months of the officer ceasing to be engaged by the Company.

Granted			Fair value at grant date		First	Last
2025	Number granted	Grant date	per right[2]	Full value $	vesting date[1]	vesting date
J Kopias[1]	4,000,000	18/03/2025	$0.011	44,000	31 May 2025	31 March 2030
K Stecca[1]	1,000,000	18/03/2025	$0.011	44,000	31 May 2025	31 March 2030
TOTAL	5,000,000

[1]	The vesting of the performance rights is subject to engagement by the Company at 31 May 2025 and later.
[2]	Share price at grant dated